Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Right-of-use assets and lease liabilities [Abstract]
Information about Right-of-Use Assets
The following table shows the movements in the net book values of right-of-use of leased assets for the year ended December 31, 2019:

	Buildings	Office Equipment	IT Equipment	Total
	(in CHF thousands)
Balance as of January 1, 2019	2,106	79	—	2,185
Additions	400	29	71	500
Disposals	—	(10)	—	(10)
Depreciation	(400)	(17)	(3)	(420)
Balance as of December 31, 2019	2,106	81	68	2,255

Contractual Undiscounted Cash Flows
The following table presents the contractual undiscounted cash flows for lease liabilities as of December 31, 2019:

(in CHF thousands)
Within one year	485
Between one and three years	970
Between three and five years	948
Total	2,403